Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

(22)    Quarterly Financial Information (Unaudited)

					Year
	First	Second	Third	Fourth	to
(In thousands except per share data)	quarter	quarter	quarter	quarter	Date
Year Ended December 31, 2020
Interest income	$15,808	$15,721	$15,958	$15,498	$62,985
Interest expense	3,282	2,382	2,116	1,942	9,722
Net interest income	12,526	13,339	13,842	13,556	53,263
Provision for loan losses	3,300	900	1,200	400	5,800
Noninterest income	2,248	2,633	5,075	4,693	14,649
Investment gains (losses), net	(1)	7	12	43	61
Noninterest expense	10,448	11,047	11,616	11,586	44,697
Income tax expense	157	750	1,153	1,123	3,183
Net income	$868	$3,282	$4,960	$5,183	$14,293
Net income per share:
Basic earnings per share	$0.13	$0.50	$0.77	$0.80	$2.20
Diluted earnings per share	0.13	0.50	0.77	0.80	2.20

Year Ended December 31, 2019
Interest income	$15,915	$16,184	$15,925	$15,946	$63,970
Interest expense	4,286	4,027	3,564	3,355	15,232
Net interest income	11,629	12,157	12,361	12,591	48,738
Provision for loan losses	150	250	450	300	1,150
Noninterest income	2,091	2,121	2,424	2,301	8,937
Investment gains (losses), net	1	—	(40)	(1)	(40)
Gain on branch sale, net	2,074	—	109	—	2,183
Noninterest expense	9,888	9,671	9,590	9,582	38,731
Income tax expense	1,091	837	954	941	3,823
Net income	$4,666	$3,520	$3,860	$4,068	$16,114
Net income per share:
Basic earnings per share	$0.72	$0.54	$0.59	$0.62	$2.47
Diluted earnings per share	0.72	0.54	0.59	0.62	2.47